Provision for credit loss allowance - Summary of provision for allowance for credit loss on financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision for allowance for credit loss [Line Items]
Allowance provided for credit loss	₩ (2,017,585)	₩ (2,244,639)	₩ (1,296,826)
Allowance provided (reversed) for credit loss	(2,013,274)	(2,244,503)	(1,291,813)
Loans at amortized cost net category
Provision for allowance for credit loss [Line Items]
Provision for allowance	(1,862,013)	(2,114,442)	(1,244,351)
Others
Provision for allowance for credit loss [Line Items]
Provision for allowance	(113,662)	(90,770)	(32,831)
Securities at fair value through other comprehensive income
Provision for allowance for credit loss [Line Items]
Provision for allowance	0	(2,271)	0
Allowance provided (reversed) for credit loss	2,699	0	5,013
Unused credit line and financial guarantee
Provision for allowance for credit loss [Line Items]
Provision for allowance	(41,910)	(37,156)	(19,106)
Allowance provided (reversed) for credit loss	4,311	136	5,013
Securities at amortized cost
Provision for allowance for credit loss [Line Items]
Provision for allowance	0	0	(538)
Allowance provided (reversed) for credit loss	₩ 1,612	₩ 136	₩ 0